GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Other intangibles	$ 5,300	$ 6,500
Finite-Lived Core Deposits, Gross	3,300	4,500
Finite-Lived Intangible Assets, Period Increase (Decrease)	0	0
Finite-Lived Intangible Assets, Amortization Expense	$ 1,300	$ 1,600	$ 1,900
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method	accelerated basis
Estimated weighted average life (in years)	3 years 11 months